Related Party Transactions - Transactions with related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related party transactions
Revenues		¥ 49,098,667	$ 7,021,016	¥ 44,280,720	¥ 38,418,915
Cost of revenues		36,827,226	5,266,223	30,563,628	26,756,389
Selling, General and Administrative		2,637,560	$ 377,166	2,690,017	2,425,253
Related Party
Related party transactions
Revenues		418,557		314,005	594,859
Cost of revenues		1,255,195		1,315,905	1,351,977
Selling, General and Administrative		28,222
Other operating income		147,792		136,229	129,536
Other income		18,947		31,826	43,428
Related Party | Others
Related party transactions
Revenues		92,452		110,934	66,655
Cost of revenues		184,022		68,662	39,838
Selling, General and Administrative		28,222
Other operating income		4,982		14,456	18,918
Other income		2,870		8,464	10,382
Related Party | Tonglu Antong Management LLP | Express delivery service revenue
Related party transactions
Revenues					253,948
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries | Express delivery service revenue
Related party transactions
Revenues		326,105		203,071	274,256
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries | Property leasing income
Related party transactions
Other operating income		71,628		76,481	64,722
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues		582,489		745,162	862,944
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Property leasing income
Related party transactions
Other operating income		71,182		45,292	45,896
Related Party | ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries | Freight service agency fees
Related party transactions
Cost of revenues		120,085		141,815	119,005
Related Party | Shanghai Mingyu Barcode Technology Ltd | Purchases of supplies
Related party transactions
Cost of revenues		368,599		360,266	330,190
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Interest Income
Related party transactions
Other income		¥ 16,077		¥ 23,362	¥ 33,046
Zhejiang Xinglian Air Cargo Co., Ltd
Related party transactions
Equity interest acquired by subsidiaries	100.00%
Cash consideration payable	¥ 178,000